Investment Objectives and Goals - Edgar Lomax Value Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	EDGAR LOMAX VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth while providing some income.